Cash and cash equivalents - Summary of Cash and Cash Equivalents Balance (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 US$ [Member] USD ($)	Dec. 31, 2012 US$ [Member] CNY	Dec. 31, 2011 US$ [Member] USD ($)	Dec. 31, 2011 US$ [Member] CNY	Dec. 31, 2012 RMB [Member] CNY	Dec. 31, 2011 RMB [Member] CNY
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 81,010	504,702	$ 20,688	128,891	83,683	106,427	$ 7,084	44,526	$ 3,193	20,116	460,176	108,775